Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of research and development services

			Recognized as R&D expenses
Name	Description of R&D project	Contract sum	For the year ended March 31, 2022	For the year ended March 31, 2023
		$	$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	65,436	43,624
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	116,850	38,950
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	67,306	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	75,470	18,867
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	93,480	31,160
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	190,855	81,795

Total		823,793	609,397	214,396